Derivative financial instruments - Summary of tenor of nominal amount of hedges (Details) - Fair value hedges - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	$ 4,104	$ 13,442
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	23,313	21,296
Within one year | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	2,705	3,000
Within one year | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	737	882
1 to 2 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	996	2,576
1 to 2 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,056	672
2 to 3 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	4,039
2 to 3 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	2,039	1,400
3 to 4 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	227	1,200
3 to 4 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	3,175	2,777
4 to 5 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	206
4 to 5 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	2,804	3,109
5 to 10 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	176	2,421
5 to 10 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	8,587	10,216
Over 10 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Over 10 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	$ 4,915	$ 2,240